Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Net of debt discount and offering costs (in Dollars)		$ 0	$ 8,723
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	12,000,000	12,000,000	12,000,000
Common stock, shares issued	2,906,926	2,906,926	2,877,985
Common stock, shares outstanding	2,906,926	2,906,926	2,877,985